Venezuela subsidiary operations (Details Textual) ₨ in Millions, $ in Millions, in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) VEFperUSD		Mar. 31, 2018 USD ($) VEFperUSD		Mar. 31, 2017 INR (₨) VEFperUSD		Mar. 31, 2017 VEF ( ) VEFperUSD	Mar. 31, 2016 INR (₨)	[1],[2]	Mar. 31, 2018 USDperVEF	Mar. 31, 2017 USDperVEF	Mar. 10, 2016 VEFperUSD	Mar. 10, 2016 USDperVEF	Feb. 28, 2015 VEFperUSD	Feb. 28, 2015 USDperVEF
INCOME STATEMENT [Line Items]
Revenue	₨ 142,028	[1],[2]	$ 2,181	[3]	₨ 140,809	[1],[2]		₨ 154,708
CENCOEX [Member]
INCOME STATEMENT [Line Items]
Exchange Rates												6.3	1.00
SICAD [Member]
INCOME STATEMENT [Line Items]
Exchange Rates														12	1.00
Eliminated Exchange Rates												13	1.00
DICOM [Member]
INCOME STATEMENT [Line Items]
DICOM Exchange Rate	49,375		49,375							1.00
DIPRO devalued from [Member] | Bottom of range [member]
INCOME STATEMENT [Line Items]
Exchange Rates												6.3	1.00
DIPRO devalued from [Member] | Top of range [member]
INCOME STATEMENT [Line Items]
Exchange Rates												10	1.00
Venezuela Operations [Member]
INCOME STATEMENT [Line Items]
Revenue					17		162
Foreign exchange gain (loss) | ₨	₨ 29				₨ 41
Approval Received For Remittance Towards Importation at Preferential Rate | VEFperUSD					0.4		0.4
Venezuela Operations [Member] | Top of range [member]
INCOME STATEMENT [Line Items]
Preferential Rate					10		10				1.00

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))